TRANSAMERICA FUNDS
Supplement dated July 16, 2009 to the Statement of Additional Information dated July 1, 2009
* * *
Transamerica MFS International Equity
Effective August 1, 2009, the information under the section entitled “Investment Advisory and Other Services — Investment Adviser Compensation” relating to Transamerica MFS International Equity is deleted and replaced with the following:
0.90% of the first $250 million
0.875% over $250 million up to $500 million
0.85% over $500 million up to $1 billion
0.80% in excess of $1 billion
Effective August 1, 2009, the information under the section entitled “Investment Advisory and Other Services — Sub-Advisers” relating to Transamerica MFS International Equity is deleted and replaced with the following:
0.45% of the first $250 million
0.425% over $250 million up to $500 million
0.40% over $500 million up to $1 billion
0.375% in excess of $1 billion*

*	The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with the same named fund managed by the sub-adviser for Transamerica Series Trust.
* * *
Transamerica Value Balanced
The following information supplements and replaces certain information in “Appendix B — Portfolio Managers” relating to Transamerica Value Balanced:
Transamerica Value Balanced

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles
		Assets		Assets		Assets
Portfolio Manager	Number	Managed	Number	Managed	Number	Managed
Greg D. Haendel (lead-fixed-income)	10	$2.17 billion	0	$0	12	$650.9 million
John J. Huber (lead-equity)	3	$228.2 million	1	$54.78 million	1	$88.98 million
Derek S. Brown (co-fixed-income)	1	$791.5 million	0	$0	15	$1.56 billion
Scott L. Dinsdale (co-equity)	0	$0	0	$0	0	$0
Kirk R. Feldhus (co-equity)	0	$0	1	$10.92 million	0	$0
Brian W. Westhoff (co-equity)	5	$301.2 million	0	$0	1	$31.34 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Greg D. Haendel (lead-fixed-income)	0	$0	0	$0	0	$0
John J. Huber (lead-equity)	0	$0	0	$0	0	$0
Derek S. Brown (co-fixed-income)	0	$0	0	$0	0	$0
Scott L. Dinsdale (co-equity)	0	$0	0	$0	0	$0
Kirk R. Feldhus (co-equity)	0	$0	0	$0	0	$0
Brian W. Westhoff (co-equity)	0	$0	0	$0	0	$0
* * *
Investors Should Retain this Supplement for Future Reference